Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 46.0%		Par	Value
United States Treasury Note/Bond
4.13%, 02/15/2027		$142,200,000	$143,022,094
3.13%, 08/31/2027		469,775,000	465,425,912
3.88%, 11/30/2027		54,350,000	54,636,611
4.00%, 12/15/2027		140,000,000	141,148,437
4.25%, 01/15/2028		192,550,000	195,174,997
3.75%, 04/15/2028		556,725,000	558,421,274
3.75%, 05/15/2028		25,825,000	25,907,720
3.63%, 08/15/2028		86,000,000	86,000,000
1.13%, 08/31/2028		392,925,000	365,896,059
2.38%, 03/31/2029		203,800,000	195,281,796
2.75%, 05/31/2029		255,900,000	247,853,145
3.88%, 12/31/2029		483,625,000	486,723,223
4.13%, 08/31/2030		267,950,000	272,440,255
4.38%, 11/30/2030		72,950,000	75,010,268
4.00%, 01/31/2031		330,300,000	333,744,927
1.38%, 11/15/2031		176,500,000	152,769,024
1.88%, 02/15/2032		283,450,000	251,473,297
2.88%, 05/15/2032		268,225,000	252,173,410
4.00%, 06/30/2032		135,775,000	136,475,090
3.50%, 02/15/2033		305,650,000	296,731,228
4.38%, 05/15/2034		356,850,000	365,102,156
4.63%, 02/15/2035		405,900,000	421,818,891
TOTAL U.S. TREASURY SECURITIES (Cost $5,448,077,922)			5,523,229,814

CORPORATE BONDS - 40.1%		Par	Value
Financials - 19.9%
ABN AMRO Bank NV
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)		12,550,000	12,303,002
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)		5,000,000	5,097,193
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)		8,000,000	8,123,792
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)		10,000,000	10,174,898
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)		5,399,000	5,567,806
4.63%, 09/10/2029 (Callable 08/10/2029)		11,000,000	11,096,383
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)		11,195,000	11,883,917
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)		16,000,000	16,831,763
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)		14,000,000	15,625,379
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030) (a)		5,000,000	5,037,436
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)		4,000,000	4,074,845
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)		1,250,000	1,285,906
American National Global Funding, 5.55%, 01/28/2030 (a)		19,092,000	19,666,983
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)		16,000,000	16,193,723
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)		9,000,000	7,815,958
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)		13,337,000	14,787,895
5.45%, 07/15/2034 (Callable 04/15/2034)		3,663,000	3,793,288
Assurant, Inc., 6.75%, 02/15/2034		7,182,000	7,957,176
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)		5,000,000	5,529,876
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035) (a)		8,000,000	8,299,880
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)		15,000,000	15,636,646
6.75%, 10/25/2028 (Callable 09/25/2028) (a)		6,850,000	7,285,524
5.38%, 07/15/2029 (Callable 06/15/2029) (a)		4,000,000	4,097,132
4.80%, 10/24/2030 (Callable 09/24/2030) (a)		5,000,000	4,995,422
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)		4,500,000	4,391,187
6.61%, 11/07/2028		6,600,000	7,056,659
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)		4,000,000	4,142,853
2.75%, 12/03/2030		4,000,000	3,629,870
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)		2,000,000	1,819,984
6.92%, 08/08/2033		4,000,000	4,448,334
6.35%, 03/14/2034		5,000,000	5,360,537
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		5,000,000	4,900,143
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)		5,050,000	5,017,426
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)		7,675,000	7,702,660
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)		10,000,000	10,143,961
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)		5,000,000	5,210,496
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		1,712,000	1,685,880
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)		10,918,000	10,864,917
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)		4,350,000	4,120,442
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)		5,295,000	5,313,324
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)		3,750,000	3,414,887
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)		10,650,000	11,018,699
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)		11,243,000	10,987,537
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)		24,407,000	25,311,384
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)		3,500,000	3,568,145
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)		3,000,000	2,670,439
Bank of Nova Scotia
5.25%, 06/12/2028		5,000,000	5,157,316
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)		15,000,000	15,252,739
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)		2,371,000	2,294,506
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)		14,850,000	15,011,395
5.79%, 07/13/2028 (a)		2,500,000	2,603,044
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)		8,790,000	8,791,285
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)		10,000,000	10,179,625
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)		10,000,000	10,311,526
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)		6,500,000	6,992,563
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)		8,100,000	8,961,870
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)		10,000,000	10,144,368
BNP Paribas SA
4.38%, 05/12/2026 (a)		8,288,000	8,272,363
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)		15,000,000	15,139,698
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)		5,000,000	5,136,640
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)		2,000,000	1,875,775
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)		4,625,000	4,744,722
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)		5,000,000	4,542,381
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)		7,000,000	6,370,402
BPCE SA
4.88%, 04/01/2026 (a)		3,386,000	3,389,790
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)		5,000,000	5,307,996
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)		3,000,000	3,133,136
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (a)		15,000,000	15,389,165
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)		11,500,000	10,194,859
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032) (a)		6,200,000	6,444,419
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)		4,000,000	4,250,224
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)		5,000,000	5,237,285
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)		8,747,000	8,765,199
2.38%, 03/15/2031 (Callable 12/15/2030)		3,500,000	3,113,998
4.20%, 03/17/2032 (Callable 12/17/2031)		10,000,000	9,648,578
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027		1,475,000	1,504,410
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)		5,175,000	5,343,689
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)		4,350,000	4,364,290
6.09%, 10/03/2033 (Callable 07/03/2033)		13,375,000	14,553,940
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)		5,000,000	4,960,202
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)		3,275,000	3,248,928
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)		3,000,000	3,076,540
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)		12,000,000	13,571,911
6.70%, 11/29/2032 (Callable 08/29/2032)		6,275,000	6,922,752
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)		5,000,000	5,911,655
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028		6,529,000	6,760,626
4.65%, 09/13/2028 (Callable 06/13/2028)		10,000,000	10,120,005
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)		5,450,000	5,064,320
4.63%, 12/15/2029 (Callable 10/31/2025)		7,390,000	7,163,690
3.38%, 02/15/2030 (Callable 10/16/2025)		16,000,000	14,714,991
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)		14,000,000	13,942,847
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)		3,000,000	2,960,024
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)		16,500,000	16,712,523
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)		5,000,000	5,129,077
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)		10,000,000	10,190,014
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)		11,000,000	10,120,975
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)		7,000,000	7,003,784
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		10,000,000	9,103,805
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)		7,425,000	7,053,624
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)		5,000,000	5,456,829
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)		300,000	296,708
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)		7,500,000	7,817,124
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)		3,000,000	3,300,929
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)		4,875,000	4,351,944
5.13%, 02/15/2034 (Callable 11/15/2033)		3,300,000	3,330,092
CNO Global Funding
4.38%, 09/08/2028 (a)		10,000,000	10,004,194
2.65%, 01/06/2029 (a)		15,000,000	14,189,012
4.95%, 09/09/2029 (a)		5,000,000	5,099,450
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)		22,000,000	19,902,212
3.78%, 03/14/2032 (a)		20,000,000	18,928,927
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)		7,700,000	7,643,156
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)		2,730,000	2,752,904
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)		13,825,000	13,612,487
Corebridge Global Funding
5.20%, 06/24/2029 (a)		3,000,000	3,079,813
4.90%, 08/21/2032 (a)		11,075,000	11,124,305
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)		3,000,000	3,057,552
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)		14,250,000	15,022,776
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)		7,500,000	7,913,941
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)		25,000,000	25,023,207
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)		12,650,000	13,161,362
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)		8,200,000	8,354,955
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)		10,000,000	10,214,020
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)		3,800,000	3,716,865
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)		15,860,000	16,655,205
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)		5,000,000	5,348,293
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)		2,840,000	2,909,192
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)		5,000,000	5,047,284
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)		4,000,000	3,751,178
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)		5,000,000	4,567,434
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)		5,000,000	4,605,314
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035) (a)		5,175,000	5,343,603
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)		1,284,000	1,289,429
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)		7,975,000	8,004,921
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)		8,000,000	7,947,412
4.00%, 06/15/2029 (Callable 03/15/2029)		1,500,000	1,484,620
5.50%, 07/01/2030 (Callable 05/01/2030)		7,000,000	7,298,025
5.35%, 01/15/2035 (Callable 10/15/2034)		6,475,000	6,599,260
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)		3,000,000	3,030,196
5.70%, 03/14/2028 (a)		3,275,000	3,394,428
5.25%, 04/26/2029 (a)		9,300,000	9,625,726
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)		5,000,000	5,268,325
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)		3,000,000	3,033,725
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)		15,700,000	15,330,489
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)		2,000,000	1,957,945
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)		26,125,000	25,929,066
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)		5,025,000	4,988,860
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)		18,100,000	18,121,119
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)		4,975,000	5,099,690
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)		5,000,000	5,170,528
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)		5,000,000	4,462,494
Guardian Life Global Funding
5.55%, 10/28/2027 (a)		15,300,000	15,777,902
5.74%, 10/02/2028 (a)		22,200,000	23,208,416
4.33%, 10/06/2030 (a)		20,100,000	20,128,259
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)		4,000,000	4,047,151
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)		4,925,000	4,658,662
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030) (a)		10,275,000	9,289,522
5.45%, 06/15/2034 (Callable 03/15/2034) (a)		7,500,000	7,702,497
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)		15,000,000	15,201,968
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)		7,500,000	7,185,173
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)		23,620,000	24,041,068
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)		5,000,000	5,072,604
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)		10,000,000	10,070,740
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		5,000,000	4,719,693
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)		1,750,000	1,723,506
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)		5,000,000	4,531,995
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)		4,000,000	4,220,077
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)		14,100,000	14,503,412
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)		4,837,000	4,858,117
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)		11,876,000	12,498,748
Huntington National Bank, 4.27%, 11/25/2026		5,450,000	5,418,055
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)		3,833,000	3,883,809
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)		10,000,000	10,816,375
Jackson National Life Global Funding
5.25%, 04/12/2028 (a)		7,281,000	7,432,208
4.55%, 09/09/2030 (a)		7,000,000	7,007,109
Jefferies Financial Group, Inc., 6.45%, 06/08/2027		3,325,000	3,441,255
JPMorgan Chase & Co.
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)		7,500,000	7,614,258
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)		13,700,000	13,519,522
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		5,000,000	4,744,399
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)		10,000,000	10,552,748
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)		25,000,000	26,112,165
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)		1,500,000	1,391,295
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		150,000	132,595
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		5,000,000	4,544,068
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)		7,000,000	7,293,701
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)		2,500,000	2,542,955
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)		4,000,000	3,681,929
KeyBank NA, 3.40%, 05/20/2026		2,200,000	2,187,875
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)		2,625,000	2,657,164
5.20%, 08/15/2032 (Callable 06/15/2032)		10,925,000	11,133,033
5.50%, 03/01/2034 (Callable 12/01/2033)		5,000,000	5,141,165
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)		1,859,000	1,871,048
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (a)		10,275,000	10,631,837
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)		8,850,000	8,707,540
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)		10,000,000	9,932,057
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)		7,000,000	6,908,083
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)		5,000,000	5,094,267
4.63%, 11/15/2027 (Callable 10/11/2025) (a)		10,800,000	10,780,194
4.90%, 04/03/2028 (Callable 03/03/2028)		2,229,000	2,253,098
6.75%, 11/17/2028 (Callable 10/17/2028)		4,316,000	4,606,722
4.00%, 03/15/2029 (Callable 10/31/2025) (a)		21,323,000	20,852,523
5.15%, 06/15/2030 (Callable 05/15/2030)		9,025,000	9,185,702
4.38%, 05/15/2031 (Callable 05/15/2026) (a)		3,292,000	3,186,818
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)		5,000,000	5,265,584
Macquarie Bank Ltd., 5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)		3,000,000	3,038,892
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)		5,000,000	4,517,134
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)		4,350,000	3,922,815
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)		5,000,000	4,916,106
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)		875,000	792,814
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033 (a)		10,000,000	10,195,095
MBIA Insurance Corp., 15.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)		500,000	5,000
Mitsubishi UFJ Financial Group, Inc.
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)		5,000,000	5,111,073
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)		6,000,000	5,346,948
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)		7,000,000	7,168,997
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		15,000,000	15,631,334
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)		6,000,000	6,119,842
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)		15,357,000	15,719,909
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)		525,000	509,409
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		18,750,000	16,559,890
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)		8,200,000	7,315,692
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)		13,750,000	13,982,766
National Australia Bank Ltd., 2.33%, 08/21/2030 (a)		8,200,000	7,380,839
National Bank of Canada, 4.50%, 10/10/2029		4,725,000	4,766,434
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027) (a)		6,825,000	6,974,178
Nationwide Building Society
4.00%, 09/14/2026 (a)		33,421,000	33,339,458
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)		3,047,000	3,044,116
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)		20,075,000	20,239,022
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)		1,000,000	983,634
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031 (a)		9,017,000	10,567,658
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)		8,000,000	8,125,714
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)		7,000,000	7,298,624
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)		4,700,000	4,800,285
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)		6,850,000	6,866,682
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)		4,800,000	4,888,475
5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031 (Callable 05/23/2030)		7,875,000	8,074,915
New York Life Global Funding, 5.00%, 01/09/2034 (a)		4,140,000	4,235,311
NLG Global Funding, 5.40%, 01/23/2030 (a)		10,000,000	10,359,920
Nomura Holdings, Inc.
3.10%, 01/16/2030		5,000,000	4,718,812
5.49%, 06/29/2035		3,825,000	3,936,396
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)		7,000,000	7,283,220
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)		5,000,000	4,985,871
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)		5,000,000	5,043,306
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029) (a)		1,400,000	1,339,892
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)		11,775,000	11,465,368
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032) (a)		14,000,000	13,659,517
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)		5,600,000	5,469,615
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)		4,425,000	4,380,260
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)		5,000,000	5,233,102
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)		11,000,000	10,969,371
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)		2,500,000	2,608,220
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)		2,000,000	1,949,426
2.30%, 06/15/2028 (Callable 04/15/2028) (a)		5,000,000	4,742,889
5.30%, 04/03/2029 (Callable 03/03/2029) (a)		4,623,000	4,747,137
5.55%, 04/03/2034 (Callable 01/03/2034) (a)		7,400,000	7,647,549
Societe Generale SA
5.25%, 02/19/2027 (a)		10,000,000	10,108,148
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)		10,000,000	9,818,507
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028) (a)		17,150,000	17,439,036
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)		2,000,000	2,060,365
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)		15,000,000	15,429,869
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035) (a)		4,375,000	4,363,667
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)		4,500,000	4,457,435
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)		5,000,000	4,891,313
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)		15,000,000	15,365,054
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)		9,000,000	9,158,342
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030) (a)		12,500,000	12,849,808
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)		2,000,000	2,111,958
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)		15,245,000	14,928,031
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028		2,094,000	2,071,651
5.85%, 07/13/2030		12,000,000	12,784,885
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)		14,275,000	14,789,862
Swedbank AB
5.41%, 03/14/2029 (a)		7,000,000	7,244,547
5.08%, 05/21/2030 (a)		11,625,000	11,938,154
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)		12,500,000	12,763,404
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)		3,000,000	2,980,676
3.95%, 12/01/2027 (Callable 09/01/2027)		25,555,000	25,262,196
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)		5,000,000	5,182,661
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)		5,000,000	5,094,829
Toronto-Dominion Bank, 4.46%, 06/08/2032		13,325,000	13,314,887
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)		1,375,000	1,375,405
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)		4,000,000	4,332,404
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)		15,000,000	14,369,768
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)		5,000,000	4,882,206
4.28%, 01/09/2028 (Callable 01/09/2027) (a)		500,000	500,185
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027) (a)		1,500,000	1,512,832
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)		7,000,000	7,273,259
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)		41,387,000	41,040,319
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)		15,000,000	14,866,130
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)		10,864,000	10,560,952
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		5,000,000	5,059,017
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)		10,000,000	10,190,416
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		10,000,000	10,363,519
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)		8,000,000	8,473,300
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)		5,175,000	5,377,139
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)		4,250,000	4,459,683
Western-Southern Global Funding, 4.90%, 05/01/2030 (a)		7,025,000	7,177,498
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)		4,000,000	4,128,123
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)		8,000,000	8,061,354
4.50%, 09/15/2028 (Callable 06/15/2028)		8,800,000	8,876,642
2.95%, 09/15/2029 (Callable 06/15/2029)		2,000,000	1,898,797
WP Carey, Inc., 4.65%, 07/15/2030 (Callable 06/15/2030)		7,075,000	7,116,783
			2,390,962,215

Industrials - 17.7%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)		250,000	235,924
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)		1,495,000	1,479,975
2.10%, 06/04/2030 (Callable 03/04/2030)		250,000	226,802
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)		275,000	251,143
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)		2,500,000	2,577,864
3.10%, 07/15/2031 (Callable 04/15/2031) (a)		10,472,000	9,576,267
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)		7,000,000	7,007,196
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)		3,160,000	3,056,591
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)		2,000,000	2,088,270
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)		7,025,000	6,480,695
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)		4,425,000	4,571,831
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)		7,800,000	8,021,991
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)		11,600,000	12,015,754
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027) (a)		4,469,000	4,494,076
2.63%, 09/10/2030 (Callable 06/10/2030) (a)		300,000	275,340
5.50%, 05/02/2033 (Callable 02/02/2033) (a)		4,500,000	4,659,955
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033		8,085,000	9,033,593
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034) (a)		10,000,000	10,719,540
ArcelorMittal SA
4.55%, 03/11/2026		11,355,000	11,352,266
6.55%, 11/29/2027 (Callable 10/29/2027)		10,000,000	10,434,233
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)		10,075,000	9,837,277
4.00%, 05/01/2028 (Callable 10/11/2025) (a)		7,166,000	7,105,172
4.25%, 11/01/2029 (Callable 10/11/2025) (a)		2,000,000	1,972,480
5.50%, 08/11/2032 (Callable 05/11/2032) (a)		11,225,000	11,616,134
5.95%, 10/15/2033 (Callable 07/15/2033) (a)		3,075,000	3,250,348
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)		12,000,000	12,121,508
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)		2,600,000	2,611,547
4.30%, 02/15/2030 (Callable 11/15/2029)		9,604,000	9,624,909
2.25%, 02/01/2032 (Callable 11/01/2031)		8,975,000	7,857,241
2.55%, 12/01/2033 (Callable 09/01/2033)		3,778,000	3,217,002
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)		2,000,000	2,113,820
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)		2,775,000	2,853,142
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)		1,750,000	1,775,201
3.40%, 02/15/2031 (Callable 11/15/2030)		225,000	210,708
5.63%, 08/01/2034 (Callable 05/01/2034)		10,000,000	10,375,824
British Telecommunications PLC, 9.63%, 12/15/2030 (d)		20,181,000	24,848,339
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)		550,000	561,174
4.15%, 11/15/2030 (Callable 08/15/2030)		8,000,000	7,968,527
2.45%, 02/15/2031 (Callable 11/15/2030) (a)		10,000,000	9,095,127
5.15%, 11/15/2031 (Callable 09/15/2031)		5,000,000	5,195,243
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)		250,000	248,525
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)		25,000,000	24,705,251
4.90%, 04/21/2027 (Callable 03/21/2027)		10,825,000	10,948,107
3.75%, 09/25/2027 (Callable 06/25/2027)		5,225,000	5,194,151
3.20%, 04/21/2031 (Callable 01/01/2031)		1,605,000	1,503,145
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)		275,000	272,884
2.75%, 03/01/2030 (Callable 12/01/2029)		23,425,000	21,948,328
CBRE Services, Inc.
5.50%, 04/01/2029 (Callable 03/01/2029)		10,000,000	10,377,981
4.80%, 06/15/2030 (Callable 05/15/2030)		10,525,000	10,692,149
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)		10,625,000	10,813,410
CF Industries, Inc., 4.50%, 12/01/2026 (a)		5,950,000	5,959,355
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)		12,900,000	12,909,091
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)		6,105,000	6,011,138
4.20%, 03/15/2028 (Callable 12/15/2027)		12,070,000	12,014,739
6.38%, 10/23/2035 (Callable 04/23/2035)		1,790,000	1,875,257
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)		2,200,000	2,046,089
5.05%, 03/30/2029 (Callable 12/30/2028)		4,155,000	4,209,397
4.40%, 04/01/2033 (Callable 01/01/2033)		3,710,000	3,518,929
6.55%, 06/01/2034 (Callable 03/01/2034)		3,150,000	3,357,007
5.85%, 12/01/2035 (Callable 09/01/2035)		11,875,000	11,988,433
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)		4,000,000	4,234,390
5.75%, 08/15/2034 (Callable 02/15/2034)		5,000,000	5,197,947
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)		6,600,000	6,803,546
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)		2,250,000	2,301,167
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031) (a)		5,000,000	4,541,808
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)		250,000	248,070
4.55%, 04/10/2028 (Callable 03/10/2028)		6,800,000	6,852,346
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)		2,518,000	2,505,394
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)		8,875,000	8,335,206
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)		9,125,000	9,522,033
Conagra Brands, Inc., 8.25%, 09/15/2030		1,140,000	1,311,471
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)		10,736,000	11,237,330
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)		3,625,000	3,588,230
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033) (a)		5,000,000	5,107,819
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026) (a)		2,527,000	2,508,397
5.70%, 06/15/2033 (Callable 03/15/2033) (a)		2,000,000	2,043,700
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)		3,000,000	3,117,255
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)		2,500,000	2,478,617
4.30%, 03/25/2028 (Callable 12/25/2027)		5,877,000	5,880,873
5.25%, 02/21/2033 (Callable 11/21/2032)		8,625,000	8,824,633
5.30%, 06/01/2033 (Callable 03/01/2033)		8,475,000	8,675,562
CVS Pass-Through Trust
6.04%, 12/10/2028		8,760,455	8,942,511
5.77%, 01/10/2033 (a)		141,253	144,726
5.93%, 01/10/2034 (a)		7,064,931	7,179,445
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)		2,233,816	2,108,162
Daimler Truck Finance North America LLC
3.65%, 04/07/2027 (a)		13,825,000	13,712,479
5.13%, 09/25/2029 (Callable 08/25/2029) (a)		16,275,000	16,698,988
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)		10,900,000	10,029,657
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)		3,275,000	2,978,438
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)		3,000,000	3,062,647
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)		1,015,000	937,663
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)		12,000,000	11,714,446
2.38%, 09/15/2028 (Callable 07/15/2028)		10,000,000	9,424,953
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)		10,000,000	10,257,281
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)		9,000,000	9,116,455
5.64%, 03/13/2027 (Callable 02/13/2027) (a)		10,000,000	10,188,588
6.32%, 12/04/2028 (Callable 11/04/2028) (a)		12,567,000	13,308,930
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)		12,600,000	11,348,582
Enbridge, Inc., 5.55%, 06/20/2035 (Callable 03/20/2035)		12,800,000	13,200,172
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)		475,000	474,372
5.50%, 06/01/2027 (Callable 03/01/2027)		18,231,000	18,547,127
6.00%, 02/01/2029 (Callable 10/31/2025) (a)		4,000,000	4,056,898
5.25%, 04/15/2029 (Callable 01/15/2029)		14,264,000	14,675,707
8.25%, 11/15/2029 (Callable 08/15/2029)		1,500,000	1,701,787
3.75%, 05/15/2030 (Callable 02/15/2030)		275,000	267,044
7.38%, 02/01/2031 (Callable 02/01/2026) (a)		3,000,000	3,133,447
5.70%, 04/01/2035 (Callable 01/01/2035)		10,000,000	10,325,795
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034) (a)		4,000,000	4,114,886
EQT Corp.
7.50%, 06/01/2030 (Callable 12/01/2029)		8,000,000	8,825,001
5.75%, 02/01/2034 (Callable 11/01/2033)		5,425,000	5,677,590
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)		3,000,000	3,114,123
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)		7,000,000	6,720,925
3.90%, 04/15/2032 (Callable 01/15/2032)		11,000,000	10,551,145
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)		11,738,000	11,740,182
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)		31,154,000	31,313,370
4.65%, 04/20/2032 (Callable 01/20/2032) (a)		8,000,000	7,928,531
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)		5,000,000	4,712,230
5.10%, 07/15/2032 (Callable 04/15/2032)		4,900,000	5,021,574
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)		16,000,000	15,541,345
4.20%, 10/01/2028 (Callable 07/01/2028)		1,035,000	1,034,509
3.50%, 07/01/2029 (Callable 04/01/2029)		700,000	680,358
5.63%, 08/21/2033 (Callable 05/21/2033)		5,600,000	5,879,169
5.15%, 08/12/2034 (Callable 05/12/2034)		5,000,000	5,059,763
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)		3,515,000	3,233,132
Flex Ltd., 4.88%, 05/12/2030 (Callable 02/12/2030)		4,073,000	4,113,093
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030) (a)		7,000,000	6,425,919
2.30%, 10/01/2031 (Callable 07/01/2031) (a)		10,225,000	9,033,490
5.75%, 07/15/2035 (Callable 04/15/2035) (a)		20,000,000	20,739,732
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)		300,000	266,260
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)		10,000,000	10,101,163
7.35%, 11/04/2027 (Callable 10/04/2027)		10,000,000	10,429,888
5.92%, 03/20/2028 (Callable 02/20/2028)		4,450,000	4,526,215
6.80%, 11/07/2028 (Callable 10/07/2028)		5,000,000	5,220,271
5.30%, 09/06/2029 (Callable 08/06/2029)		7,000,000	6,982,560
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)		2,725,000	2,608,027
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)		3,000,000	3,302,840
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)		691,000	708,205
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)		20,000,000	19,372,749
3.75%, 06/15/2029 (Callable 03/15/2029) (a)		2,500,000	2,434,969
2.38%, 02/16/2031 (Callable 11/16/2030) (a)		10,000,000	8,830,587
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)		1,125,000	1,166,314
General Motors Financial Co., Inc.
5.40%, 05/08/2027		11,100,000	11,288,185
6.00%, 01/09/2028 (Callable 12/09/2027)		2,475,000	2,563,495
5.05%, 04/04/2028		3,500,000	3,556,264
5.80%, 01/07/2029 (Callable 12/07/2028)		15,000,000	15,588,828
5.45%, 07/15/2030 (Callable 06/15/2030)		3,175,000	3,270,845
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)		21,600,000	21,287,812
6.00%, 06/04/2029 (Callable 05/04/2029)		15,033,000	15,639,116
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)		4,850,000	4,826,929
3.88%, 10/27/2027 (Callable 07/27/2027) (a)		1,150,000	1,140,741
5.40%, 05/08/2028 (Callable 04/08/2028) (a)		12,200,000	12,530,400
4.88%, 03/12/2029 (Callable 12/12/2028) (a)		175,000	177,791
5.37%, 04/04/2029 (Callable 03/04/2029) (a)		6,000,000	6,182,379
2.50%, 09/01/2030 (Callable 06/01/2030) (a)		6,343,000	5,786,383
6.38%, 10/06/2030 (Callable 08/06/2030) (a)		4,000,000	4,317,474
2.63%, 09/23/2031 (Callable 06/23/2031) (a)		8,350,000	7,498,891
6.50%, 10/06/2033 (Callable 07/06/2033) (a)		3,000,000	3,305,987
5.67%, 04/01/2035 (Callable 01/01/2035) (a)		9,500,000	9,873,654
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)		4,535,000	4,418,805
2.90%, 05/15/2030 (Callable 02/15/2030)		275,000	254,510
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)		650,000	639,405
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)		3,000,000	2,987,357
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)		300,000	298,718
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 10/11/2025)		15,000,000	15,031,970
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)		15,000,000	15,384,240
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026) (a)		15,000,000	14,634,579
4.88%, 11/01/2027 (a)		6,325,000	6,395,625
6.10%, 09/21/2028 (Callable 08/21/2028) (a)		7,975,000	8,340,703
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)		11,550,000	12,124,061
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)		6,450,000	6,590,006
3.00%, 05/01/2030 (Callable 02/01/2030)		1,100,000	1,034,039
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)		7,000,000	7,240,771
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)		550,000	515,799
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)		5,000,000	5,111,824
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)		2,603,000	2,476,441
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)		3,725,000	3,843,082
6.25%, 02/01/2029 (Callable 01/01/2029)		4,418,000	4,650,541
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)		8,000,000	8,354,640
6.75%, 03/15/2034 (Callable 12/15/2033)		10,275,000	11,359,049
JH North America Holdings, Inc.
5.88%, 01/31/2031 (Callable 07/31/2027) (a)		2,000,000	2,030,629
6.13%, 07/31/2032 (Callable 07/31/2028) (a)		2,000,000	2,048,548
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)		14,057,000	15,091,362
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)		7,000,000	6,885,261
Keysight Technologies, Inc., 5.35%, 07/30/2030 (Callable 06/30/2030)		6,500,000	6,756,298
Kinder Morgan, Inc.
8.05%, 10/15/2030		6,846,000	7,868,906
7.80%, 08/01/2031		15,425,000	17,893,298
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)		8,129,000	8,092,753
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)		3,825,000	3,857,473
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)		5,900,000	5,762,536
2.70%, 10/15/2028 (Callable 08/15/2028)		2,730,000	2,600,574
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)		410,000	407,080
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)		4,500,000	4,542,614
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)		850,000	812,452
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)		5,000,000	4,463,555
Marathon Petroleum Corp., 5.15%, 03/01/2030 (Callable 02/01/2030)		18,000,000	18,500,068
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)		10,325,000	10,504,677
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)		200,000	185,859
MasTec, Inc., 6.63%, 08/15/2029 (Callable 10/11/2025) (a)		3,000,000	3,000,000
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)		7,870,000	7,758,452
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)		2,975,000	2,987,942
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)		7,500,000	7,835,895
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)		275,000	274,613
2.65%, 08/15/2030 (Callable 05/15/2030)		3,950,000	3,626,426
5.40%, 04/01/2035 (Callable 01/01/2035)		32,175,000	32,437,398
MSCI, Inc.
4.00%, 11/15/2029 (Callable 10/31/2025) (a)		12,378,000	12,093,302
3.88%, 02/15/2031 (Callable 10/31/2025) (a)		2,055,000	1,968,979
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)		7,000,000	7,283,105
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)		5,291,000	5,310,249
5.65%, 05/15/2033 (Callable 02/15/2033)		3,341,000	3,488,475
Occidental Petroleum Corp.
7.50%, 10/15/2026		1,288,000	1,318,854
8.88%, 07/15/2030 (Callable 01/15/2030)		1,000,000	1,155,339
6.63%, 09/01/2030 (Callable 03/01/2030)		2,500,000	2,678,557
7.50%, 05/01/2031		12,000,000	13,478,340
5.55%, 10/01/2034 (Callable 07/01/2034)		7,325,000	7,432,084
6.45%, 09/15/2036		3,750,000	3,985,001
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)		5,000,000	4,201,260
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)		15,000,000	15,004,801
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)		11,375,000	11,152,414
2.30%, 03/25/2028 (Callable 01/25/2028)		3,000,000	2,868,250
6.15%, 11/09/2029 (Callable 09/09/2029)		3,000,000	3,199,167
4.80%, 09/26/2032 (Callable 07/26/2032)		15,400,000	15,418,518
Orange SA, 9.00%, 03/01/2031 (d)		4,125,000	5,011,705
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 10/31/2025)		550,000	547,900
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)		7,200,000	7,425,635
5.70%, 02/01/2028 (Callable 01/01/2028) (a)		2,900,000	2,983,622
5.55%, 05/01/2028 (Callable 04/01/2028) (a)		4,425,000	4,556,503
6.05%, 08/01/2028 (Callable 07/01/2028) (a)		11,000,000	11,485,666
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)		10,000,000	8,927,057
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)		500,000	477,834
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)		17,852,000	17,588,996
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)		17,900,000	18,516,336
6.40%, 04/15/2033 (Callable 01/15/2033)		2,000,000	2,147,093
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)		5,450,000	5,310,993
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)		4,350,000	4,458,608
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)		15,150,000	14,311,255
5.30%, 02/15/2034 (Callable 11/15/2033)		4,900,000	4,970,979
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)		1,450,000	1,444,668
2.00%, 06/30/2030 (Callable 03/30/2030)		14,675,000	13,182,806
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)		3,775,000	3,708,435
5.25%, 06/01/2028 (Callable 05/01/2028)		6,275,000	6,445,522
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)		10,450,000	10,486,452
5.90%, 09/15/2037 (Callable 03/15/2037)		2,917,170	3,067,472
Samarco Mineracao SA, 9.50% (or 9.50% PIK), 06/30/2031 (Callable 10/16/2025) (a)		2,045,888	2,056,506
SK Hynix, Inc., 5.50%, 01/16/2029 (a)		5,000,000	5,165,101
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)		5,600,000	5,006,016
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025		7,800,000	7,819,192
Sodexo, Inc., 5.15%, 08/15/2030 (Callable 07/15/2030) (a)		4,950,000	5,060,992
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)		10,000,000	10,411,294
Southern Natural Gas Co. LLC
7.35%, 02/15/2031		8,020,000	8,923,628
8.00%, 03/01/2032		2,523,000	2,928,116
Sprint Capital Corp., 6.88%, 11/15/2028		13,000,000	13,983,428
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)		2,000,000	2,078,172
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)		575,000	584,920
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)		4,232,000	4,485,889
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)		5,000,000	5,078,795
5.55%, 08/15/2035 (Callable 05/15/2035)		10,000,000	10,199,198
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)		14,125,000	14,043,753
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)		17,125,000	17,201,846
4.13%, 04/01/2032 (Callable 01/01/2032)		8,000,000	7,660,278
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 10/11/2025)		4,350,000	4,223,544
3.88%, 04/15/2030 (Callable 01/15/2030)		23,206,000	22,755,537
5.13%, 05/15/2032 (Callable 03/15/2032)		8,600,000	8,850,756
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (Callable 03/15/2035)		14,650,000	15,008,178
Toll Road Investors Partnership II LP
0.00%, 02/15/2026 (a)(e)		6,590,000	6,434,865
0.00%, 02/15/2028 (a)(e)		15,100,000	12,828,585
Trane Technologies Co. LLC, 6.39%, 11/15/2027		1,215,000	1,246,418
TransCanada PipeLines Ltd., 5.60%, 03/31/2034		1,335,000	1,381,087
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026		4,748,000	4,893,851
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)		10,000,000	9,874,180
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)		8,175,000	7,424,787
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)		12,000,000	12,356,508
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)		9,500,000	9,136,599
6.13%, 06/12/2033 (Callable 03/12/2033)		20,000,000	21,358,180
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)		300,000	288,826
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)		10,000,000	10,085,960
8.00%, 11/15/2032 (Callable 08/15/2032) (a)		15,000,000	17,408,108
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029) (a)		6,000,000	5,750,013
6.25%, 01/15/2030 (Callable 10/15/2029) (a)		4,350,000	4,535,092
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)		3,000,000	2,992,908
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)		6,050,000	5,770,749
2.36%, 03/15/2032 (Callable 12/15/2031)		2,316,000	2,030,994
5.40%, 07/02/2037 (Callable 04/02/2037) (a)		11,184,000	11,362,498
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)		3,153,000	3,179,509
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028) (a)		6,000,000	6,280,851
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)		6,650,000	6,558,139
2.40%, 04/01/2028 (Callable 02/01/2028)		16,375,000	15,576,824
2.95%, 04/01/2031 (Callable 01/01/2031)		2,696,000	2,462,513
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)		5,340,000	5,266,575
4.05%, 03/15/2029 (Callable 01/15/2029)		4,985,000	4,810,525
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)		875,000	810,232
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)		11,300,000	11,624,821
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)		10,000,000	9,401,527
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)		7,195,000	7,205,787
4.05%, 02/01/2030 (Callable 11/01/2029) (d)		2,000,000	1,952,175
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)		11,050,000	10,954,069
4.70%, 09/15/2028 (Callable 06/15/2028) (d)		1,500,000	1,520,906
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029) (a)		11,225,000	11,544,243
Williams Cos., Inc.
7.50%, 01/15/2031		6,650,000	7,535,491
5.15%, 03/15/2034 (Callable 12/15/2033)		7,000,000	7,106,548
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)		9,000,000	8,816,301
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)		8,500,000	8,494,331
5.40%, 05/19/2030 (Callable 04/19/2030)		1,500,000	1,540,403
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)		8,275,000	8,206,431
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)		1,150,000	1,143,931
			2,122,141,323

Utilities - 2.5%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029) (a)		7,000,000	7,324,599
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)		7,000,000	7,187,123
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)		4,400,000	4,420,246
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)		10,975,000	10,774,204
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)		15,000,000	15,967,295
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)		275,000	252,500
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)		18,000,000	18,311,902
5.10%, 03/01/2029 (Callable 02/01/2029)		15,000,000	15,369,754
5.85%, 06/01/2034 (Callable 03/01/2034)		12,000,000	12,750,019
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031) (a)		12,400,000	10,984,150
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030) (a)		550,000	495,085
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027) (a)		10,000,000	10,065,441
3.50%, 04/06/2028 (a)		14,975,000	14,702,018
5.50%, 06/26/2034 (Callable 03/26/2034) (a)		25,000,000	25,883,584
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029) (a)		12,000,000	12,350,876
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)		13,250,000	12,363,686
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)		275,000	241,427
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)		675,000	664,064
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)		8,879,000	9,080,737
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)		275,000	269,950
2.95%, 05/14/2030 (Callable 02/14/2030) (a)		15,717,000	14,729,736
5.40%, 06/01/2033 (Callable 03/01/2033) (a)		4,550,000	4,710,071
5.65%, 05/09/2034 (Callable 02/09/2034) (a)		4,400,000	4,581,238
KeySpan Corp., 8.00%, 11/15/2030		9,900,000	11,314,471
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)		22,000,000	22,685,082
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)		5,000,000	5,174,186
5.42%, 01/11/2034 (Callable 10/11/2033)		5,125,000	5,315,503
National Grid USA, 5.80%, 04/01/2035		12,768,000	13,198,556
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034) (a)		9,925,000	10,149,589
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)		6,000,000	5,628,864
Pacific Gas and Electric Co., 3.75%, 07/01/2028		259,500	254,852
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)		325,000	308,583
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034) (a)		10,000,000	10,505,461
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)		8,375,000	8,845,289
			306,860,141
TOTAL CORPORATE BONDS (Cost $4,770,572,631)			4,819,963,679

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.6%		Par	Value
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(d)		19,051,978	18,949,943
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2025) (a)(f)		743,710	723,802
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 10/25/2025) (a)(d)		13,559,556	13,079,480
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 10/20/2025)		376,261	362,052
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.19%, 07/25/2034 (Callable 10/25/2025) (f)		255,522	241,524
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 05/25/2042) (a)(f)		23,272,911	23,206,967
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2051) (a)(f)		47,245,215	43,992,652
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 03/25/2044) (a)(f)		42,686,745	38,223,427
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 10/25/2050) (a)(f)		25,504,444	22,871,309
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(f)		27,112,921	27,092,814
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		34,579,033	34,417,618
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)		20,162,985	19,617,060
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)		20,601,408	20,519,742
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		21,398,532	21,328,927
GCAT, Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028) (a)(d)		15,382,604	15,517,185
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 10/17/2025) (a)		14,901,385	14,487,356
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		29,942,968	27,809,981
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 10/25/2025)		106,686	106,104
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 10/25/2025) (a)(f)		17,991,546	17,776,579
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 05/25/2036) (a)(f)		112,367	110,999
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 05/25/2036) (a)(f)		172,920	168,938
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2031) (a)(f)		895,386	869,997
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2041) (a)(f)		2,810,781	2,714,394
Onslow Bay Mortgage Loan Trust, Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028) (a)(d)		33,682,717	33,909,179
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)		19,817,261	19,054,114
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063		1,178	1,028
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.10%, 10/25/2043 (Callable 10/25/2025) (f)		586,249	561,734
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 02/25/2030) (a)(f)		32,364	31,859
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2033) (a)(f)		175,433	166,708
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2030) (a)(f)		42,996	42,695
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 05/25/2028) (a)(f)		2,661,527	2,592,568
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2031) (a)(f)		8,496,465	8,164,971
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 09/25/2030) (a)		8,796,126	8,013,269
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(f)		4,643,957	4,419,863
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 09/25/2032) (a)(f)		7,531,397	7,186,957
Series 2024-1, Class A1, 4.88%, 03/25/2064 (Callable 10/25/2031) (a)(f)		10,829,396	11,002,146
Series 2024-2, Class A1A, 4.82%, 12/25/2064 (Callable 09/25/2028) (a)(f)		30,673,019	31,181,894
Series 2024-5, Class A1A, 4.56%, 10/25/2064 (Callable 02/25/2033) (a)(f)		29,883,981	30,089,182
Series 2025-1, Class A1A, 4.77%, 06/25/2065 (Callable 06/25/2031) (a)(f)		27,047,604	27,207,199
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.37%, 06/25/2034 (Callable 10/25/2025) (f)		579,749	549,562
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 10/25/2025)		649,514	666,431
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $547,036,122)			549,030,209

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%		Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)		575,000	568,659
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)		5,865,000	5,786,797
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)		1,200,000	1,180,759
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)		423,844	419,879
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)		575,000	558,993
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)		9,275,000	9,094,607
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)		895,000	883,389
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (f)		13,475,000	14,263,281
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)		23,600,000	24,630,617
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)		26,550,000	27,126,074
Benchmark Mortgage Trust
Series 2024-V10, Class A3, 5.28%, 09/15/2057 (Callable 10/15/2029)		23,025,000	23,701,316
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)		21,125,000	21,013,982
BMO Mortgage Trust, Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)		20,000,000	20,565,884
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)		3,050,000	2,850,365
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)		12,124,700	12,044,270
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)		6,018,075	5,890,064
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)		2,375,000	2,331,354
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)		550,000	535,736
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)		2,495,000	2,477,023
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)		4,325,000	4,002,525
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)		19,610,172	19,214,662
Computershare Corporate Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)		20,147,069	20,094,983
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)		4,966,000	4,893,575
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)		8,800,000	8,669,651
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)		3,029,522	3,005,311
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)		14,625,000	13,896,925
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)		7,695,000	7,633,045
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)		1,640,000	1,624,052
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)		6,000,000	5,873,038
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)		5,025,000	4,984,685
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)		3,300,000	3,098,492
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)		6,866,000	6,585,315
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028) (f)		9,372,252	9,221,809
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)		7,443,000	7,353,425
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)		18,900,000	18,438,972
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)		17,550,000	17,234,225
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)		5,300,000	5,182,700
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.92%, 04/15/2055 (Callable 04/15/2032) (f)		9,422,000	9,190,866
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)		12,514,051	12,489,944
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)		14,450,000	14,218,963
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)		3,675,000	3,738,645
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)		15,671,000	15,369,639
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)		9,607,210	9,478,798
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)		3,900,000	3,861,130
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $404,469,293)			405,278,424

ASSET-BACKED SECURITIES - 2.0%		Par	Value
Financial Holding Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		9,075,000	9,242,875
Series 2025-F, Class A, 4.40%, 08/15/2030 (a)		7,925,000	7,965,801
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030		10,675,000	10,902,550
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)		15,320,000	15,590,018
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(d)		15,800,000	16,209,805
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)		9,025,000	9,065,236
Series 2025-1, Class A1, 4.63%, 04/15/2030		26,225,000	26,594,804
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)		25,952,000	26,793,366
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)		7,325,000	7,428,159
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)		25,100,000	25,757,693
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 06/15/2030) (a)		11,071,913	10,006,826
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 08/15/2030) (a)		1,615,710	1,474,843
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 11/15/2030) (a)		12,370,542	12,191,510
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)		2,830,628	2,671,948
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 03/20/2032) (a)		747,075	709,763
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)		16,200,000	15,473,108
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)		12,944,906	12,913,961
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2025) (a)(f)		1,965,204	1,926,379
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)		20,400,000	20,660,449
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)		9,275,000	9,383,210
TOTAL ASSET-BACKED SECURITIES (Cost $241,704,733)			242,962,304

MUNICIPAL BONDS - 1.6%		Par	Value
California Community Choice Financing Authority, 6.13%, 04/01/2030		2,510,000	2,605,768
Central Plains Energy Project, 5.75%, 08/01/2029		1,200,000	1,218,688
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)		4,830,000	5,119,976
Connecticut Housing Finance Authority, 5.32%, 11/15/2055 (Callable 11/15/2033)		5,875,000	6,023,360
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)		2,800,000	2,423,632
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)		5,250,000	4,753,281
GBG LLC, 2.25%, 09/01/2030 (a)		625,209	583,128
Homewood Educational Building Authority
6.81%, 10/01/2028		2,265,000	2,386,192
6.81%, 10/01/2028		1,370,000	1,445,257
Idaho Housing & Finance Association, 6.50%, 07/01/2065 (Callable 07/01/2033)		16,695,000	17,859,077
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)		16,780,000	17,675,745
6.25%, 10/01/2054 (Callable 04/01/2033)		13,685,000	14,362,771
Massachusetts Educational Financing Authority
1.92%, 07/01/2027		10,000,000	9,651,739
2.16%, 07/01/2028		10,000,000	9,493,839
6.07%, 07/01/2033		7,445,000	7,812,432
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)		5,975,000	6,099,245
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)		4,075,000	4,307,239
6.00%, 01/01/2055 (Callable 01/01/2033)		9,630,000	10,115,163
Nebraska Investment Finance Authority, 6.25%, 09/01/2052 (Callable 09/01/2033)		6,250,000	6,620,437
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)		2,925,000	3,061,451
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)		7,000,000	3,300,068
3.30%, 04/01/2032 (Callable 01/01/2032)		13,600,000	9,526,837
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (g)		1,600,000	1,660,811
5.00%, 12/01/2028 (g)		2,430,000	2,564,027
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)		3,480,000	2,879,650
Niagara Area Development Corp.
3.20%, 05/01/2026		1,995,000	1,968,287
3.27%, 05/01/2027		2,060,000	1,984,534
3.37%, 05/01/2028		2,130,000	1,996,680
3.42%, 05/01/2029		2,200,000	2,004,819
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)		4,000,000	4,190,472
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026		3,440,000	3,405,426
2.36%, 04/15/2028		1,325,000	1,273,705
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)		15,000	14,970
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)		9,655,000	10,101,435
Westvaco Corp., 7.67%, 01/15/2027 (a)		8,700,000	8,951,404
TOTAL MUNICIPAL BONDS (Cost $197,371,096)			189,441,545

OTHER GOVERNMENT RELATED SECURITIES - 0.4%		Par	Value
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029) (a)		25,275,000	26,356,746
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)		20,487,000	18,695,115
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,171,198)			45,051,861

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%		Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)		7,375,000	7,278,859
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)		11,943,000	11,691,158
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,084,750)			18,970,017

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(h)		Par	Value
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028		395	405
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $388)			405

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(i)		316,073,631	316,073,631
TOTAL MONEY MARKET FUNDS (Cost $316,073,631)			316,073,631

TOTAL INVESTMENTS - 100.8% (Cost $11,989,561,764)			12,110,001,889
Liabilities in Excess of Other Assets - (0.8)%			(92,984,185)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$12,017,017,704
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,605,852,486 or 21.7% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $4,224,838 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Intermediate Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$5,523,229,814	$–	$5,523,229,814
Corporate Bonds	–	4,819,963,679	–	4,819,963,679
Non-Agency Residential Mortgage-Backed Securities	–	549,030,209	–	549,030,209
Non-Agency Commercial Mortgage-Backed Securities	–	405,278,424	–	405,278,424
Asset-Backed Securities	–	242,962,304	–	242,962,304
Municipal Bonds	–	189,441,545	–	189,441,545
Other Government Related Securities	–	45,051,861	–	45,051,861
Agency Commercial Mortgage-Backed Securities	–	18,970,017	–	18,970,017
Agency Residential Mortgage-Backed Securities	–	405	–	405
Money Market Funds	316,073,631	–	–	316,073,631
Total Investments	$316,073,631	$11,793,928,258	$–	$12,110,001,889

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.